CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 28,194,562	$ 34,698,891
Adjustments to reconcile net income to net cash (used in)/provided by operating activities:
Depreciation and amortization	6,887,338	4,321,389
Stock-based compensation expenses	2,266,757	5,271,661
Deferred tax (benefit)/expense	9,190,815	(26,387,082)
Amortization of deferred charges	2,775,738	2,233,891
Share of loss of equity investees	508,247	597,966
Exchange (gains)/loss	97,185	(235,624)
Changes in unrecognized tax benefit		305,511
Net realized gain on short-term investments	(2,844,695)	(915,903)
Unrealized gain on short-term investments	(1,777,579)	(766,955)
Proceeds from disposal of trading securities	577,866,769	16,410,536
Purchase of trading securities	(583,492,828)	(46,414,501)
Bargain purchase gain		(2,004,507)
Effect of remeasurement of equity interest in joint venture		(2,100,563)
Others	181,913	(820,514)
Changes in operating assets and liabilities:
Accounts receivable	6,121,326	25,830,383
Real estate properties development completed	87,425,687	2,883,228
Real estate properties under development	(190,999,510)	20,317,523
Real estate properties held for lease	(31,019,439)	(532,482)
Advances to suppliers	(10,206,454)	(3,720,032)
Other receivables	(4,982,595)	119,468,434
Deposits for land use rights	(25,894,715)	(41,387,969)
Other deposits and prepayments	44,850,418	29,395,254
Other current assets	(653,641)	1,796,533
Amounts due from related parties	(6,790,212)	(58,153,898)
Amounts due from employees	(835,920)	(1,538,762)
Other assets	(14,448,652)	2,059,626
Accounts payable	(53,622,472)	(49,788,059)
Customer deposits	18,935,748	8,652,670
Income tax payable	(20,372,658)	(6,007,499)
Other payables and accrued liabilities	40,843,728	(3,117,907)
Payroll and welfare payable	(7,948,831)	(13,872,499)
Net cash provided/(used in) by operating activities	(129,743,970)	16,478,740
CASH FLOWS FROM INVESTING ACTIVITIES:
Disposal of properties held for lease and property and equipment	159,353	83,564
Purchase of property and equipment	(2,673,991)	(921,985)
Acquisition of subsidiaries, net of cash acquired		15,055,431
Acquisition of other long-term investment	(8,780,788)
Acquisition of other equity method investment		(11,543,711)
Net cash provided/(used in) investing activities	(11,295,426)	2,673,299
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercise of stock options	185,815	1,454,020
Purchase of shares under Restricted Stock Unit ("RSU") plan		(4,003,999)
Purchase of treasury shares	(11,855,780)	(21,216,816)
Dividends to shareholders	(13,674,234)	(7,015,794)
(Increase)/decrease in restricted cash	13,696,761	(111,232,195)
Amounts due to related parties	1,314,496
Repayments of short-term bank loans and current portion of long-term bank loans	(14,868,503)	(503,479,828)
Proceeds from short-term bank loans and current portion of long-term bank loans	26,367,481	335,814,445
Repayment of long-term bank loans	(1,403,019)
Proceeds from long-term bank loans	170,375,060	41,624,237
Repayment of other short-term debt	(364,240,569)
Proceeds from other short-term debt	428,837,561	12,249,492
Repayment of other long-term debt	(60,018,729)	(37,766,126)
Proceeds from other long-term debt	342,318,842	314,944,294
Deferred charges	(13,215,796)	(3,308,992)
Capital lease payments	(2,021,892)	(1,204,634)
Repayment of mandatorily redeemable non-controlling interests	(12,731,957)	(2,296,780)
Proceeds from mandatorily redeemable non-controlling interests	12,734,867	459,356
Net cash provided by financing activities	501,800,404	15,020,680
NET INCREASE IN CASH AND CASH EQUIVALENTS	360,761,008	34,172,719
Effect of exchange rate changes on cash and cash equivalents	14,505,952	(4,871,495)
Cash and cash equivalents, at beginning of period	578,244,378	387,528,092
CASH AND CASH EQUIVALENTS, AT END OF PERIOD	$ 953,511,338	$ 416,829,316